Note 11 - Income Tax Expenses - Deferred Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Deferred tax assets	$ 2,570	$ 2,312
Deferred tax liabilities	(26)	(3,776)
Net deferred tax asset/(liability)	$ 2,544	$ (1,464)